Significant basis of preparation and accounting policies_Impacts of adopting IFRS 16 at date of initial application (Details) - KRW (₩) ₩ in Millions			12 Months Ended
		Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impacts to the financial statements due to initial application of ifrs 16 [Line Items]
Operating leases as of December 31, 2018				₩ 398,147
Application of exemption rule for low value assets leases		₩ (616)
Application of exemption rule for leases with remaining terms are less than 12 months at the time of transition		(187)
Operating lease agreement after subtraction of exemption rule applied items as of December 31, 2018		397,344
Right-of-use assets presented as premises and equipment			₩ 467,114	₩ 435,791	[1]
Lease liabilities recognized discounted with incremental borrowing rate at the date of initial application (January 1, 2019)	[1]	₩ 377,030
Depreciation expenses recognized for the lease during the transition			229,727
Interest expenses recognized for the lease during the transition			₩ 9,086
Bottom of range [Member]
Disclosure of impacts to the financial statements due to initial application of ifrs 16 [Line Items]
Weighted-average incremental borrowing rate		2.00%
Top of range [Member]
Disclosure of impacts to the financial statements due to initial application of ifrs 16 [Line Items]
Weighted-average incremental borrowing rate		5.60%

[1]	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.